FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 40 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

42.1- Capital Risk Management

The Company's objectives when managing its capital are to safeguard the Company's ability to continue to offer returns to shareholders and benefits to other interested parties, in addition to pursuing an ideal capital structure to reduce this cost. The acquisitions and sales of financial assets are recognized on the trade date.

In order to maintain or adjust the capital structure, the Company may review the dividend payment policy, return capital to shareholders, or even issue new shares or sell assets to reduce, for example, the level of indebtedness.

In line with other companies in the sector, the Company monitors capital based on the financial leverage index. This index corresponds to the impact on income divided by the total capital. Net debt, in turn, corresponds to total short and long-term loans, financing and debentures, presented in note 24, minus the amount of cash and cash equivalents and marketable securities (without considering restricted cash / securities), presented in notes 6 and 8. Total capital is determined by adding the shareholders' equity, as shown in the consolidated balance sheet, with the impact on income.

		12/31/2019
	12/31/2020	(*)
Total loans, financing and debentures	47,002,033	47,899,641
(-) Cash and cash equivalents	(286,607)	(335,307)
(-) Marketable securities	(13,993,294)	(10,742,766)
Net debt	32,722,132	36,821,568
(+) Total Shareholders' Equity	73,751,294	71,159,265
Total Capital	106,473,426	107,980,833
Financial leverage index	31%	34%

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

40.2 - Classification by category of financial instruments

The carrying amounts of certain financial assets and liabilities represent a reasonable approximation of fair value. The Company uses the following classification to classify its financial instruments and their respective levels:

			12/31/2019
	Level	12/31/2020	(*)
FINANCIAL ASSETS
Amortized cost		26,102,060	28,622,140
Loans and financing		10,924,899	14,276,816
Reimbursement Rights		5,588,131	5,464,005
Financial Assets - Generation		2,096,717	2,077,912
Financial Assets - Itaipu		455,820	1,202,493
Customers		7,033,556	5,566,684
Marketable securities		2,937	34,230

Fair value through profit or loss		16,658,334	12,558,094
Marketable securities	2	13,990,357	10,708,536
Decommissioning Fund	2	1,753,827	1,222,393
Cash and cash equivalents	2	286,607	335,307
Derivative Financial Instruments	2	627,543	291,858

Fair value through other comprehensive income		2,093,279	2,056,990
Investments (Equity Holdings)	1	2,093,279	2,056,990

FINANCIAL LIABILITIES
Amortized cost		53,687,417	54,090,209
Loans, financing and debentures		47,002,033	47,899,641
Reimbursement obligations		1,640,767	1,796,753
Suppliers		3,920,607	3,113,612
Leases		1,053,194	1,207,189
Concessions Payable UBP		70,816	73,014

Fair value through profit or loss		10,014	5,683
Derivative Financial Instruments	2	10,014	5,683

(*)The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

Level 1 - quoted prices (not adjusted) in active, liquid and visible markets for identical assets and liabilities that are accessible on the measurement date;

Level 2 - quoted prices (which may or may not be adjusted) for similar assets or liabilities in active markets, other unobservable inputs at level 1, directly or indirectly, under the terms of the asset or liability; and

Level 3 - assets and liabilities whose prices do not exist or where these prices or valuation techniques are supported by a small or non-existent, unobservable or liquid market. At this level, the estimate of fair value becomes highly subjective.

The fair value of financial instruments traded in active markets is based on market prices, quoted on the balance sheet date. A market is seen as active if quoted prices are readily and regularly available from a stock exchange, distributor, broker, industry group, pricing service or regulatory agency. And prices represent real market transactions that regularly occur on a purely commercial basis.

The quoted market price used for financial assets held by the Company and its subsidiaries is the current competitive price. These instruments are included in Level 1. The instruments included in Level 1 mainly comprise equity investments classified as fair value through profit or loss or through other comprehensive income previously classified as securities for trading or available for sale.

The fair value of financial instruments that are not traded on active markets (for example, over-the-counter derivatives) is determined using valuation techniques. These valuation techniques maximize the use of data adopted by the market where they are available and rely as little as possible on the entity's specific estimates. If all relevant information required for the fair value of an instrument is adopted by the market, the instrument will be included in Level 2.

If one or more relevant information is not based on data adopted by the market, the instrument will be included in Level 3.

Specific valuation techniques used to value financial instruments (level 2) include:

•	Quoted market prices or quotes from financial institutions or brokers for similar instruments;
•	The fair value of interest rate swaps is calculated at the present value of estimated future cash flows based on the yield curves adopted by the market; and
•	The fair value of future exchange contracts is determined based on future exchange rates at the balance sheet date, with the resulting value discounted to present value.

Other techniques, such as discounted cash flow analysis, which are used to determine the fair value of the remaining financial instruments (level 3), and the credit risk of the counterparties to the swap operations.

40.3 - Financial Risk Management

In carrying out its activities, the Company is impacted by risk events that may compromise its strategic objectives. Risk management has the main objective of anticipating and minimizing the adverse effects of such events on the Company's business and economic-financial results.

For the management of financial risks, the Company has defined operational and financial policies and strategies, approved by internal committees and by management, which aim to provide liquidity, security and profitability to its assets and maintain the levels of indebtedness and debt profile defined for the flows economic-financial aspects.

The sensitivity analyzes below were prepared with the objective of measuring the impact of changes in market variables on each of the Company's financial instruments. These are, therefore, projections based on assessments of macroeconomic scenarios, which does not mean that the transactions will have the values presented in the analysis period considered.

The main financial risks identified in the risk management process are:

40.3.1 - Exchange rate risk

This risk arises from the possibility that the Company may have its economic and financial statements impacted by fluctuations in exchange rates. The Company is exposed to financial risks that cause volatility in its results as well as in its cash flow. The Company has exposure between assets and liabilities indexed to foreign currency, especially the US dollar.

The Company has a Financial Hedge Policy whose objective is to monitor and mitigate the exposure to market variables that impact assets and liabilities of the Company and its subsidiaries, thus reducing the effects of undesirable fluctuations of these variables in its financial statements and interim financial information.

The abovementioned policy, therefore, aims at ensuring that the Company's results faithfully reflect its real operating performance and that its projected cash flow is less volatile.

Considering the different ways of hedge the mismatches presented by the Company, the Policy lists a scale of priorities, prioritizing the structural solution, and, only for residual cases, the adoption of operations with derivative financial instruments.

Transactions with financial derivatives, when carried out, cannot characterize financial leverage or credit granting operations to third parties.

(a) Composition of foreign currency balances and sensitivity analysis

In the tables below, scenarios for exchange rates were considered, with the respective impacts on the Company's results. For the sensitivity analysis, the probable scenario for the year ended December 31, 2020 was used forecasts and / or estimates based mainly on macroeconomic assumptions obtained from the Focus Report, released by the Central Bank, and Economic Outlook, published by the OECD (Organization Cooperation and Economic Development).

•	Exchange rate appreciation risk

		Balance as of 12/31/2020		Effect on income
		Foreign		Scenario I -	Scenario II	Scenario III
		currency	Reais	Probable 2020¹	(+25%)¹	(+50%)¹
	Loans and financing	(2,145,138)	(11,147,641)	57,278	(2,715,313)	(5,487,904)
USD	Loans granted	808,296	4,200,471	(21,581)	1,023,142	2,067,864
	Financial assets - Itaipu	272,504	1,416,128	(7,282)	344,929	697,141
	Impact on income	(1,064,338)	(5,531,042)	28,415	(1,347,242)	(2,722,899)

EURO	Loans and financing	(48,770)	(311,052)	(1,605)	(79,769)	(157,933)
	Impact on income	(48,770)	(311,052)	(1,605)	(79,769)	(157,933)

Impact on income of exchange rate appraisal			—	26,810	(1,427,011)	(2,880,832)

(¹) Assumptions adopted:			12/31/2020	Probable	+25%	+50%
	USD		5.20	5.17	6.46	7.76
	EURO		6.38	6.41	8.01	9.62
	YEN		0.05	0.05	0.06	0.08

40.3.2 - Interest rate risk

This risk is associated with the possibility of the Company to account for losses due to fluctuations in market interest rates, impacting its statements by the increase in financial expenses, related to external funding contracts, mainly referenced to the Liborrate.

The Company monitors its exposure to the Liborrate and contracts derivative transactions to minimize this exposure, in accordance with the Financial Hedge Policy.

a) Composition of balances by index and sensitivity analysis

The following tables considered scenarios for indexes and rates, with the respective impacts on the Company's results. For the sensitivity analysis, the probable scenario for December 31, 2020 was used as forecasts and / or estimates based mainly on macroeconomic assumptions obtained from the Focus Report, released by the Central Bank, and Economic Outlook, published by the OECD.

In all scenarios, the probable dollar exchange rate was used to convert the effect on the result of the risks linked to the LIBOR fluctuation into reais. In this sensitivity analysis, any foreign exchange effect is being disregarded as a result of any appreciation or depreciation of the probable scenario of the dollar exchange rate. The impact of the appreciation and depreciation of the probable scenario of the dollar exchange rate is presented in item (a.1) of this note.

a.1) LIBOR

Interest rate appreciation risk

		Debt balance / Notional
		Amount on 12/31/2020		Effect on income - revenue (expense)
				Scenario I -	Scenario II	Scenario III
		In USD	In reais	Probable 2020 ¹	(+25%) ¹	(+50%) ¹
LIBOR	Loans and financing	(118,216)	(614,331)	(278)	(348)	(417)
	Derivative financial instruments	(1,927)	(10,014)	(5)	(6)	(7)
	Total	(120,143)	(624,345)	(283)	(354)	(424)

	(¹ )Assumptions adopted:		12/31/2020	Probable	25%	50%
	USD		5.20	5.17	6.46	7.76
	LIBOR		0.26%	0.23%	0.29%	0.35%

a.2) National indexes

Interest rate appreciation risk

			Effect on income
		Balance as of	Scenario I -	Scenario II	Scenario III
		12/31/2020	Probable 2020 ¹	(+25%) ¹	(+50%) ¹
CDI	Loans, financing and debentures	(18,968,978)	(550,373)	(687,966)	(825,559)
	Impact on income	(18,968,978)	(550,373)	(687,966)	(825,559)

SELIC	Loans, financing and debentures	(7,094,597)	(212,838)	(266,047)	(319,257)
	Right of reimbursement	2,501,312	75,039	93,799	112,559
	Impact on income	(4,593,285)	(137,799)	(172,248)	(206,698)

TJLP	Loans, financing and debentures	(5,260,994)	(248,555)	(310,694)	(372,833)
	Impact on income	(5,260,994)	(248,555)	(310,694)	(372,833)

IGPM	Loans granted	192,935	20,065	25,082	30,098
	Lease liabilities	(1,053,194)	(109,532)	(136,915)	(164,298)
	Impact on income	(860,259)	(89,467)	(111,833)	(134,200)

	Loans, financing and debentures	(4,877,059)	(164,357)	(205,446)	(246,535)
IPCA	Loans granted	129,541	4,366	5,457	6,548
	Reimbursement Rights	3,086,819	104,026	130,032	156,039
	Impact on income	(1,660,699)	(55,965)	(69,957)	(83,948)

Impact on income of the indexes			(1,082,159)	(1,352,698)	(1,623,238)

(¹) Assumptions adopted:		12/31/2020	Probable	+25%	+50%
	CDI	1.90%	2.90%	3.63%	4.35%
	SELIC	2.00%	3.00%	3.75%	4.50%
	TJLP	4.55%	4.72%	5.91%	7.09%
	IGPM	23.14%	10.40%	13.00%	15.60%
	IPCA	4.38%	3.37%	4.21%	5.06%

40.3.3 - Credit risk

This risk arises from the possibility that the Company and its subsidiaries may incur losses resulting from the difficulty of realizing their receivables from customers, as well as the default of financial institutions that are counterparties in operations.

Eletrobras, through its subsidiaries, operates in the electricity generation and transmission markets supported by contracts signed in a regulated environment. The Company seeks to minimize its credit risks through guarantee mechanisms involving receivables from its customers and, when applicable, through bank guarantees.

Regarding receivables from loans granted (note 11), except for financial transactions with the jointly-controlled subsidiary Itaipu, whose credit risk is low due to the inclusion of the borrowing costs in the jointly controlled energy trading tariff, as defined under the terms of the International Treaty signed between the Governments of Brazil and Paraguay, the concentration of credit risk with any other counterparty individually did not exceed 34% of the outstanding balance.

The surplus cash and cash equivalents are invested in an extra-market fund, in accordance with specific regulations of the Central Bank of Brazil. This fund is entirely composed of public securities held in custody at SELIC, with exposure to lower credit risk in relation to the other instruments.

In any relationship with financial institutions, the Company is required to invest its financial assets only with Caixa Econômica Federal and Banco do Brasil SA, following Resolution No. 3.284 of the Central Bank of Brazil. These banks have low risk, and their ratings have been reviewed by credit rating agencies.

The Company has the standard on the accreditation of financial institutions for the purpose of carrying out transactions with derivatives. This standard defines criteria in relation to size, rating and expertise in the derivatives market, in order to select the institutions that will be able to carry out transactions with the Company.

The Company monitors the credit risk of its swap operations, but does not account for this non-performance riskin the fair value balance of each derivative because, based on the impact on income to credit risk, the Company can account for the its swaps portfolio given an unforced transaction between the parties at the valuation date. The Company considers the risk of non-compliance only for the analysis of the retrospective test for each relationship designated for Hedge.

In addition, the Company is exposed to credit risk in relation to financial guarantees granted to Banks by the Company and subsidiaries. The maximum exposure of the Company corresponds to the maximum amount that the Company will have to pay if the guarantee is executed and is shown in note 24.

40.3.4 - Liquidity risk

The liquidity needs of the Company and its subsidiaries are the responsibility of the financial and fundraising areas, which work in line with the permanent monitoring of short, medium and long term cash flows, planned and realized, seeking to avoid possible mismatches and consequent losses and guarantee liquidity requirements for operational needs.

The table below analyzes the non-derivative financial liabilities of Eletrobras Companies by maturity, corresponding to the period remaining on the balance sheet until the contractual maturity date. The contractual maturity is based on the most recent date on which the Eletrobras Companies must settle the respective obligations and includes the related related contractual interest, when applicable.

	12/31/2020
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at Amortized Cost	19,443,434	8,885,947	15,101,480	16,174,660	59,605,521
Loans, financing and debentures	13,678,958	8,798,046	14,756,060	15,580,546	52,813,610
Suppliers	3,904,051	16,556	—	—	3,920,607
Reimbursement Obligations	1,618,508	22,259	—	—	1,640,767
Commercial leasing	237,055	44,423	332,794	545,449	1,159,721
Concessions Payable UBP	4,862	4,663	12,626	48,665	70,816

	12/31/2019
	Payment flow
	Up to 1 year	From 1 to 2 years	From 2 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at Amortized Cost	15,412,375	19,696,974	11,600,831	15,876,498	62,586,678
Loans, financing and debentures	10,276,295	19,452,195	10,945,005	15,599,572	56,273,067
Suppliers	3,092,676	20,936	—	—	3,113,612
Reimbursement Obligations	1,796,753	—	—	—	1,796,753
Commercial leasing	242,055	219,635	643,834	224,708	1,330,232
Concessions Payable UBP	4,596	4,208	11,992	52,218	73,014

40.4 - Sensitivity analysis of derivative financial instruments

The following analysis estimates the potential value of instruments in hypothetical stress scenarios of the main market risk factors that impact derivative financial instruments.

•	Probable: The probable scenario was defined as the fair value of derivatives as of December 31, 2020;
•	Scenario I and II: Estimated fair value considering a deterioration of 25% and 50%, respectively, in the associated risk variables; and
•	Scenario III and IV: Estimated fair value considering an appreciation of 25% and 50%, respectively, in the associated risk variables.

Embedded derivative	Probable	Scenario I	Scenario II	Scenario III	Scenario IV
Electricity supply (40.4.1)	627,543	470,657	313,772	784,429	941,315
Conversion option into shares (40.4.2)	10,014	10,014	5,007	12,518	15,021

Sensitivity analyzes were prepared with the objective of measuring the impact of changes in market variables on each of the Company's financial instruments. Therefore, these are projections based on assessments of macroeconomic scenarios, which does not mean that the transactions will have the values presented in the analysis period considered.

40.4.1 - Electricity supply

This derivative financial instrument refers to a long-term electricity supply contract with Alumínio Brasileiro SA (Albrás), the revenue from this long-term contract is associated with the payment of a premium linked to the international price of aluminum, quoted on the London Metal Exchange (LME), this calculation includes the concept of cap and floor band, related to the price of aluminum listed on the LME, whose sensitivity analyzes were carried out on energy supply contracts for electro-intensive consumers.

Thus, a variation on the premium price earned was made aware of such hybrid contracts, as shown in the table above. The volatility components of the premium are basically: price of primary aluminum in the LME, foreign exchange and CDI.

40.4.2- Stock conversion option

Estação Transmissora de Energia SA, a company incorporated into the subsidiary Eletronorte, entered into a debenture agreement, which manages the resources of the Amazon Development Fund (FDA), with the purpose of raising funds for the implementation of the rectifier station project and grounding of the collecting substation, which has a contractual clause regarding the possibility of converting these debentures into Eletronorte shares,

In the sensitivity analysis, scenarios were considered for the TJLP with the respective impacts on Eletronorte's results.

Sensitivity analyzes were performed for the debt service payment curve contracted with the FDA, as they have a contractual clause referring to the option of 50% convertibility into shares of the Company on the date of the effective settlement of the paper.

According to IFRS 9, hybrid contracts that have volatile elements associated with them, be they price indices and / or commodities, must be marked to market value. As a result, the financial statements start to reflect the fair value of the transaction on each valuated date. In this way, a variation on the expectation of realization of the TJLP was sensitized for the contract.

Accounting Policy

Recognition and measurement

Financial assets and liabilities are recognized when a company of the Company is part of the contractual provisions of the instrument.

Financial assets and liabilities are initially recognized at fair value and, subsequently, measured at amortized cost or at fair value, according to the rules of IFRS 9.

Transaction costs directly attributable to the acquisition or issue of financial assets and liabilities (except for financial assets and liabilities recognized at fair value in profit or loss) are added to or deducted from the fair value of financial assets or liabilities, if applicable, after initial recognition. Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are immediately recognized in the income statement.

Financial assets

All regular purchases or sales of financial assets are recognized and written off on the trade date. Regular purchases or sales correspond to purchases or sales of financial assets that require the delivery of assets within the term established by market standard or policy.

All recognized financial assets are initially recognized at fair value and, subsequently, measured in full at amortized cost or fair value, depending on the classification of financial assets.

1) A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at Fair Value to Result (FVTPL):

a)is maintained within a business model whose objective is to maintain financial assets in order to receive contractual cash flows; and

b) its contractual terms generate, on specific dates, cash flows that are only related to the payment of principal and interest on the principal amount outstanding;

2) A debt instrument is measured at Fair Value to Other Comprehensive Income (FVTOCI) if it meets both of the following conditions and is not designated as measured at FVTPL:

a)it is maintained within a business model whose objective is achieved both by receiving contractual cash flows and by selling financial assets; and

b) its contractual terms generate, on specific dates, cash flows that are only related to the payment of principal and interest on the principal amount outstanding;

Upon initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably choose to present subsequent changes in the fair value of the investment in Other Comprehensive Income (OCI). That choice is made investment by investment.

3) Financial assets not classified as measured at amortized cost or at FVTOCI, as described above, are classified as measured at fair value through profit or loss. Upon initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or FVTOCI as well as FVTPL if this eliminates or significantly reduces an accounting mismatch that would otherwise arise.

"	Business model assessment

The Company carries out an assessment of the objective of the business model in which a financial asset is kept in the portfolio because it better reflects the way in which the business is managed and the information is provided to Management.

"	Valuation on contractual cash flows

For the purposes of assessing whether the contractual cash flows are only payment of principal and interest, the principal is defined as the fair value of the financial asset upon initial recognition. Interest is defined as a consideration for the time value of money and for the credit risk associated with the principal outstanding over a given period of time and for the other basic risks and costs of borrowing.

The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are composed only of payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or the value of contractual cash flows so that it would not meet this condition.

Financial liabilities

Financial liabilities, which include loans and financing, suppliers and other accounts payable, are initially measured at fair value and subsequently at amortized cost using the effective interest method. Interest expenses, foreign exchange gains and losses are recognized in the income statement.

The effective interest method is used to calculate the amortized cost of a financial liability and to allocate its interest expense over the respective period. The effective interest rate is the rate that exactly discounts estimated future cash flows (including fees and premiums paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the estimated life of the financial liability or, when appropriate, for a shorter period, for the initial recognition of the net book value.

The Company writes off financial liabilities only when the Company's obligations are extinguished and canceled or when they expire.

Financial guarantee contracts

Financial guarantee contract consists of a contract that requires the issuer to make specified payments in order to reimburse the holder for loss that it incurs due to the fact that the specified debtor fails to make the payment on the scheduled date, in accordance with the initial or changed conditions of instrument of debt.

These estimates are defined based on the experience and judgment of the Company's management. The fees received are recognized based on the straight-line method over the life of the guarantee (Note 24.3). Any increase in obligations in relation to guarantees is shown, when incurred, in operating expenses (Note 38).

Derivative financial instruments

The Company has derivative financial instruments to manage its exposure to interest rate and exchange rate risks, including interest rate swaps contracts.

Derivatives are initially recognized at fair value, on the contracting date, and are subsequently remeasured at fair value at the end of the year. Any gains or losses are recognized in income immediately, unless the derivative is designated and effective as a hedge instrument; in this case, the moment of recognition in the result depends on the nature of the hedge relationship.

Hedge accounting

The Company has a hedge accounting policy and the derivative financial instruments designated in hedge operations are initially recognized at fair value, on the date on which the derivative contract is contracted, being subsequently revalued also at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive, and as financial liabilities when the fair value is negative.